Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Disclosure of Share based compensation expenses inclueded cost of sales [Table Text Block]
The amounts of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year ended December 31,
	2017	2018
	(in thousands)
Cost of revenues	$204	90
Research and development	5,222	3,165
General and administrative	723	387
Sales and marketing	995	544
Total compensation recognized in income	$7,144	4,186
Income tax benefit	$1,525	894

Disclosure of RSU [Table Text Block]
RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of Underlying Shares for RSUs	Weighted Average Grant Date Fair Value

Balance at January 1, 2017	182,488	$8.60
Granted	580,235	10.93
Vested	(662,368)	10.62
Forfeited	(7,755)	8.77
Balance at December 31, 2017	92,600	8.77
Granted	676,273	5.76
Vested	(698,427)	5.92
Forfeited	(10,108)	8.55
Balance at December 31, 2018	60,338	7.98

Disclosure of RSU compensation expenses [Table Text Block]
The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year ended December 31,
	2017	2018
	(in thousands)
Cost of revenues	$112	56
Research and development	5,097	3,104
General and administrative	686	373
Sales and marketing	980	538
Total compensation from RSUs	$6,875	4,071
Income tax benefit	$1,525	894

Himax Imaging [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Share options Valuation Assumptions [Table Text Block]	The risk-free rates for the expected term of the option are based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2016 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	38.04%
Expected term (years)	3.125
Risk-free interest rate	0.50%

Share Based compensation Stock Option activity [Table Text Block]
Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2017	616,000	$0.9139	3.0
Granted	-	-
Exercised	-	-
Forfeited	(35,000)	0.9139
Balance at December 31, 2017	581,000	0.9139	2.0
Granted	-	-
Exercised	-	-
Forfeited	(35,000)	0.9139
Balance at December 31, 2018	546,000	0.9139	1.0
Exercisable at December 31, 2018	285,500	0.9139

Imaging Taiwan [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Share options Valuation Assumptions [Table Text Block]
2016 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	38.04%
Expected term (years)	3.125
Risk-free interest rate	0.50%

Share Based compensation Stock Option activity [Table Text Block]
Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2017	1,797,000	$0.9139	3.0
Granted	-	-
Exercised	(115,000)	0.9139
Forfeited	(173,000)	0.9139
Balance at December 31, 2017	1,509,000	0.9139	2.0
Granted	-	-
Exercised	-	-
Forfeited	(150,000)	0.9139
Balance at December 31, 2018	1,359,000	0.9139	1.0
Exercisable at December 31, 2018	645,000	0.9139

Himax Display [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Share options Valuation Assumptions [Table Text Block]	The risk-free rate for the expected term of the options is based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2015 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	33.52%
Expected term (years)	3.125
Risk-free interest rate	0.65%

Share Based compensation Stock Option activity [Table Text Block]
Stock option activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2017	1,993,000	$1.986	2.75
Granted	-	-
Exercised	-	-
Forfeited	(50,000)	1.986
Balance at December 31, 2017	1,943,000	1.986	1.75
Granted	-	-
Exercised	-	-
Forfeited	(32,000)	1.986
Balance at December 31, 2018	1,911,000	1.986	0.75
Exercisable at December 31, 2018	1,911,000	1.986